SHARE BASED COMPENSATION - Summary of total share-based compensation expenses (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expenses for shares granted	¥ 9,771	¥ 15,806	¥ 16,045
Selling and marketing expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expenses for shares granted	12	7	83
General and administrative expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expenses for shares granted	9,737	15,991	15,596
Research and development expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expenses for shares granted	¥ 22	¥ (192)	¥ 366